1919 Socially Responsive Balanced Fund
1919 Socially Responsive Balanced Fund
Investment Objective
The 1919 Socially Responsive Balanced Fund (the “Socially Responsive Fund” or the “Fund”) seeks to provide high total return consisting of capital appreciation and current income.
Fees and Expenses of the Socially Responsive Balanced Fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the Socially Responsive Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the 1919 Investment Counsel, LLC (“1919” or the “Adviser”) family of funds. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 41 under the heading “Sales Charges” and in the Socially Responsive Fund’s statement of additional information (“SAI”) on page 91 under the heading “Sales Charge Waivers and Reductions.”  The Socially Responsive Fund no longer offers Class B shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - 1919 Socially Responsive Balanced Fund	Class A		Class B	Class C	Class FI	Class R	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	1.00%	[1]	5.00%	1.00%	none	none	none
[1]	Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors as defined in the "Contingent Deferred Sales Charges" section on page 45 of this Prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 1919 Socially Responsive Balanced Fund		Class A	Class B	Class C	Class FI	Class R	Class I
Management fees		0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	0.25%	0.50%	none
Other expenses		0.47%	0.97%	0.40%	0.32%	0.32%	0.42%
Total Annual Fund Operating Expenses		1.36%	2.61%	2.04%	1.21%	1.46%	1.06%
Fees waived/expenses reimbursed	[1]	(0.11%)	(0.61%)	(0.04%)			(0.06%)
Total Annual Fund Operating Expenses after waiving fees/reimbursing expenses		1.25%	2.00%	2.00%			1.00%
[1]	1919 has agreed to waive fees and reimburse operating expenses (other than interest, brokerage commissions, front-end or contingent deferred loads, portfolio transaction expenses, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.25% for Class A shares, 2.00% for Class B shares, 2.00% for Class C Shares, 1.25% for Class FI shares, 1.50% for Class R shares and 1.00% for Class I shares (the "expense caps"). This arrangement cannot be terminated or amended prior to April 30, 2018. After that date, the arrangement may be terminated or amended at any time by the Trust Board of Trustees upon 60 days' notice to1919 or by1919 with the consent of the Trust Board of Trustees. 1919 is permitted to recapture amounts waived and/or reimbursed to a class within three years after 1919 earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. In no case, will 1919 recapture any amount that would result, on any particular business day of the Fund, in the class' total annual operating expenses exceeding the lesser of: (1) the applicable expense cap at the time of the waiver; or (2) the applicable expense cap at the time of the recapture.

Example
This example is intended to help you compare the cost of investing in the Socially Responsive Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Socially Responsive Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Socially Responsive Fund’s operating expenses remain the same (taking into account the expense caps that are in place through April 30, 2018) and you reinvest all distributions and dividends without a sales charge.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - 1919 Socially Responsive Balanced Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	695	971	1,267	2,107
Class B	703	1,054	1,431	2,592
Class C	303	636	1,095	2,366
Class FI	121	378	654	1,443
Class R	147	456	787	1,724
Class I	102	331	579	1,289

Expense Example No Redemption - 1919 Socially Responsive Balanced Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	695	971	1,267	2,107
Class B	203	754	1,331	2,592
Class C	203	636	1,095	2,366
Class FI	121	378	654	1,443
Class R	147	456	787	1,724
Class I	102	331	579	1,289

Portfolio turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2016, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies
The Socially Responsive Fund invests in a mix of common stocks and other equity securities of U.S. companies of any market capitalization and fixed income securities which are primarily investment grade and may be of any maturity. Under normal circumstances, the Fund will maintain at least 65% of the value of its assets in equity securities and at least 25% of the value of its assets in fixed income securities. Fixed income securities include asset- and mortgage-backed securities. The Fund may also invest a portion of its assets in equity and debt securities of foreign issuers, including issuers in emerging market countries. The Fund emphasizes companies that offer both attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate.

The Socially Responsive Fund believes that there is a direct correlation between companies that demonstrate an acute awareness of their impact on the society within which they operate and companies that offer attractive long-term investment potential. The Fund believes that actively addressing environmental and social issues can translate into sound business. The Fund will use its best efforts to assess a company’s environmental and social performance. The Adviser will monitor the related progress or deterioration of each company in which the Fund invests.

Socially responsive factors considered include fair and reasonable employment practices, contributions to the general well-being of the citizens of its host communities and countries and respect for human rights, efforts and strategies to minimize the negative impact of business activities and to preserve the earth’s ecological heritage and avoidance of investments in companies that manufacture nuclear weapons or other weapons of mass destruction, derive more than 5% of their revenue from the production of non-nuclear weaponry or derive more than 5% of their revenue from the production or sales of tobacco, or have significant direct exposure to fossil fuel real assets.

The Socially Responsive Fund may hold cash pending investment, and may invest in money market instruments for cash management purposes. The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations.

The Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

Principal Risks
Risk is inherent in all investing. There is no assurance that the Socially Responsive Fund will meet its investment objective. The value of your investment in the Socially Responsive Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Socially Responsive Fund or your investment may not perform as well as other similar investments. An investment in the Socially Responsive Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Socially Responsive Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of principal risks of investing in the Socially Responsive Fund.

Cash management and defensive investing risk. The value of the investments held by the Socially Responsive Fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk.

Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the Socially Responsive Fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline. If the Socially Responsive Fund enters into financial contracts (such as repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the Fund will be subject to the credit risk presented by the counterparty. In addition, the Socially Responsive Fund may incur expenses in an effort to protect the Fund’s interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the Fund’s share price to be more volatile.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investments and emerging market risk. The Socially Responsive Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Socially Responsive Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Socially Responsive Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Socially Responsive Fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the Socially Responsive Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Socially Responsive Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Socially Responsive Fund may be forced to sell at a loss.

Mortgage-Backed Securities and other Asset-Backed Securities risk . Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows.

Asset-backed securities are securities backed by credit card receivables, automobile loans or other assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments.

Portfolio selection risk. The value of your investment may decrease if the Adviser’s judgment about the attractiveness or value of or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Socially Responsive Fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.

Socially responsive criteria risk. The Socially Responsive Fund’s universe of investments may be smaller than that of other funds because of the Socially Responsive Fund’s socially responsive criteria. Socially responsive companies may underperform similar companies without socially responsive policies or the market as a whole. They may also fall out of favor with investors. The Socially Responsive Fund’s socially responsive criteria may also prevent investment in certain attractive opportunities that would be otherwise consistent with the Socially Responsive Fund’s investment objective and investment strategies.

Equity securities risk. The securities markets are volatile and the market prices of the Socially Responsive Fund’s investments in equity securities may decline generally. Equity securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Socially Responsive Fund will decline.

Volatility in the securities market may make it more difficult for the Socially Responsive Fund to accurately value its securities or to sell its securities on a timely basis. Market volatility may also adversely affect the broader economy, which in turn may adversely affect the value of securities owned by the Socially Responsive Fund and the net asset value (“NAV”) of its shares.

Valuation risk. The sales price the Socially Responsive Fund could receive for any particular portfolio investment may differ from the Socially Responsive Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the Socially Responsive Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Socially Responsive Fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Socially Responsive Fund. The bar chart shows changes in the Socially Responsive Fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the Socially Responsive Fund that has been in operation for at least one full calendar year and also compares the Socially Responsive Fund’s performance with the average annual total returns of an index or other benchmark. The table compares the Socially Responsive Fund’s performance with the average annual total returns of the S&P 500 Index, a domestic broad-based index, the Bloomberg Barclays U.S. Aggregate Bond Index, a fixed income index, and a 70%/30% blend of the two indexes. The blended index provides Socially Responsive Fund shareholders with a more meaningful comparison than does the standalone performance of either the S&P 500 Index or the Bloomberg Barclays U.S. Aggregate Bond Index. The blended index has been prepared by the Adviser. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Socially Responsive Fund makes updated performance information available at www.1919funds.com or by calling the Socially Responsive Fund at 1‑844‑828‑1919.

The performance of shares of the Socially Responsive Fund for the period prior to November 7, 2014, reflects the performance of the Legg Mason Investment Counsel Social Awareness Fund (the “Predecessor Fund”). The Socially Responsive Fund acquired the assets and assumed the liabilities of the Predecessor Fund that had used substantially similar investment strategies and had the same portfolio management team. At completion of the reorganization on November 7, 2014, Class A, Class B, Class C, and Class I of the Socially Responsive Fund assumed the performance, financial and other historical information of the Predecessor Fund’s shares.

Past performance (before and after taxes) is not necessarily an indication of how the Socially Responsive Fund will perform in the future. Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Calendar Year Total Return as of December 31,

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	06/30/2009	13.86%
Lowest Return Quarter	12/31/2008	(15.29)%

Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Returns - 1919 Socially Responsive Balanced Fund	Label	Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, 10 Years	Average Annual Return, Since Inception	Average Annual Return, Inception Date
Class A	Class A Return before taxes	(0.32%)	6.68%	4.12%
Class B	Class B Return before taxes	(0.34%)	6.86%	3.75%
Class C	Class C Return before taxes	4.04%	7.19%	4.06%
Class I	Class I Return before taxes	6.02%	8.24%		5.86%	Jul. 24, 2008
After Taxes on Distributions | Class A	Class A Return after taxes on distributions	(1.97%)	4.73%	2.57%
After Taxes on Distributions and Sale of Fund Shares | Class A	Class A Return after taxes on distributions and sale of fund shares	1.17%	5.09%	3.13%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%	9.50%	Jul. 24, 2008
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%	4.23%	Jul. 24, 2008
Blended S&P 500 Index (70%) and Bloomberg Barclays US Aggregate Bond Index (30%) (reflects no deduction for fees, expenses or taxes)	Blended S&P 500 Index (70%) and Bloomberg Barclays US Aggregate Bond Index (30%) (reflects no deduction for fees, expenses or taxes)	9.23%	10.93%	6.43%	8.18%	Jul. 24, 2008

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.